SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 36,517	¥ 259,959	¥ 69,200,803	¥ (13,627,082)
Net Cash provided by (used in) investing Activities			(59,110,300)	(99,010)
Net Cash provided by (used in) financing Activities	5,789,541	41,215,747	(14,933,304)	25,000,000
Net increase/(decrease) in cash and cash equivalent	(13)	(91)
Net increase in cash and cash equivalent	5,826,045	41,475,615	(4,842,801)	11,273,908
Cash, cash equivalents and restricted cash at beginning of the year	2,917,844	20,772,130	25,614,931	14,341,023
Cash, cash equivalents and restricted cash at end of the year	8,743,889	62,247,745	20,772,130	25,614,931
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,027	7,313
Net Cash provided by (used in) investing Activities
Net Cash provided by (used in) financing Activities	4,990,000	35,523,810
Net increase/(decrease) in cash and cash equivalent
Net increase in cash and cash equivalent	4,991,027	35,531,123
Cash, cash equivalents and restricted cash at beginning of the year
Cash, cash equivalents and restricted cash at end of the year	$ 4,991,027	¥ 35,531,123